Fair Value Measurements - Schedule of Changes in Fair Values (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 4,030	$ 854	$ 2,373	$ 741	$ 741
Fair value upon issuance		687		834
Change in fair value	(2,126)	(67)	(447)	(101)
Exercise of warrants	(53)	(3)	(75)	(3)
Derecognition of liability to equity	(929)		(929)
Ending Balance	922	1,471	922	1,471	2,373	$ 741
Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance			2,551	900	900	6,811
Fair value upon issuance					834	454
Change in fair value					840	272
Exercise of warrants					(23)	(32)
Ending Balance					2,551	900
Conversion of Convertible Debt						(6,605)
Preferred Stock Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	2,679	656	1,777	510	510
Fair value upon issuance		687		834
Change in fair value	(1,571)	(64)	(647)	(65)
Exercise of warrants	(53)	(3)	(75)	(3)
Derecognition of liability to equity	(340)		(340)
Ending Balance	715	1,276	715	1,276	1,777	510
Preferred Stock Warrants | Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance			1,777	481	481	84
Fair value upon issuance					834	333
Change in fair value					465	64
Exercise of warrants					(3)
Ending Balance					1,777	481
Common Stock Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	1,351	198	596	231	231
Change in fair value	(555)	(3)	200	(36)
Derecognition of liability to equity	(589)		(589)
Ending Balance	207	195	207	195	596	231
Common Stock Warrants | Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance			596	231	231	106
Change in fair value					365	157
Exercise of warrants						(32)
Ending Balance					596	231
MLSC Warrants | Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance				29	29	15
Change in fair value					(9)	14
Exercise of warrants					(20)
Ending Balance						29
Success Fee Derivative Liability | Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance			178	159	159	122
Change in fair value					19	37
Ending Balance					178	159
Convertible Debt Derivative Liability | Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance						6,484
Fair value upon issuance						121
Conversion of Convertible Debt						(6,605)
Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	23,638	159	178	159	159
Fair value upon issuance	105,530		131,714
Change in fair value	(10,357)	14	(12,581)	14
Repayment of debt	(10,250)		(10,750)
Derecognition of liability to equity	(37,799)		(37,799)
Ending Balance	70,762	173	70,762	173	178	159
Public Warrants | Success Fee Derivative Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	213	159	178	159	159
Change in fair value	(201)	14	(166)	14
Ending Balance	12	$ 173	12	$ 173	$ 178	$ 159
Public Warrants | 2023 Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	16,793
Fair value upon issuance	9,150		28,700
Change in fair value	6,008		3,751
Repayment of debt	(10,250)		(10,750)
Derecognition of liability to equity	(21,701)		(21,701)
Public Warrants | PubCo Share Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	3,327
Fair value upon issuance			3,370
Change in fair value	(599)		(642)
Derecognition of liability to equity	(2,728)		(2,728)
Public Warrants | Base PubCo and Backstop Share Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	3,305
Fair value upon issuance			3,264
Change in fair value	10,065		10,106
Derecognition of liability to equity	(13,370)		(13,370)
Public Warrants | Revenue Interest Financing
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value upon issuance	40,000		40,000
Change in fair value	(3,400)		(3,400)
Ending Balance	36,600		36,600
Public Warrants | PIPE Conversion Derivative
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value upon issuance	3,340		3,340
Change in fair value	2,100		2,100
Ending Balance	5,440		5,440
Public Warrants | Earn-Out Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value upon issuance	53,040		53,040
Change in fair value	(24,330)		(24,330)
Ending Balance	$ 28,710		$ 28,710